Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Summary of subsidiaries included in the consolidated financial statements	Subsidiaries included in the consolidated financial statements:

			Ownership (%)
Name of investor	Name of subsidiary	Main business activities	December 31, 2024	December 31, 2025
The Company	Perfect Mobile Corp. (Taiwan)	Design, development, marketing and sales of AR/AI SaaS solution and mobile applications.	100%	100%
The Company	Perfect Corp. (USA)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Corp. (Japan)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Corp. (Shanghai)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Mobile Corp.(B.V.I.)	Investment activities.	100%	100%
Perfect Mobile Corp. (Taiwan)	Perfect Corp. (France)	Marketing and service center for sales of AR/AI SaaS solution.	100%	100%
Perfect Mobile Corp. (Taiwan)	Wannaby Inc.	Design, development, marketing and sales of AR/AI SaaS solution and mobile applications.	Not applicable	100% (Note)
Wannaby Inc.	Wannaby UAB	Design and development of AR/AI SaaS solution and mobile applications.	Not applicable	100% (Note)

Summary of estimated useful lives of property, plant and equipment	The estimated useful lives of property, plant and equipment are as follows:

Leasehold improvements	2~3	years (or the lesser of the contract period of the lease)
Machinery	3	years
Office equipment	5	years